LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2020
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2021 (current maturity)	427

Long-term portion:

2022	427
2023	427
2024	427
2025	427
Thereafter	14,483

Total	16,191

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2021 (current maturity)	2,266

Long-term portion:

2022	2,266
2023	2,266
2024	2,266
2025	2,266
Thereafter	81,886

Total	90,950

City National Bank of Florida Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2021 (current maturity)	655

Long-term portion:

2022	-
2023	5,782

Total	5,782